OPERATING SEGMENT - Geographic Information (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)
Geographic information:
Revenue	$ 9,712	Rp 136,447	Rp 135,557	Rp 130,788
Non-current operating assets		165,969	159,620	147,944
Indonesia
Geographic information:
Revenue		130,082	130,979	127,442
Non-current operating assets		162,388	156,068	144,296
Foreign countries
Geographic information:
Revenue		6,365	4,578	3,346
Non-current operating assets		Rp 3,581	Rp 3,552	Rp 3,648